Financial instruments - Level 3 Sensitivities of Assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of assets
Financial assets	£ 806,478	£ 781,992
Derivatives [Member]
Fair value of assets
Financial assets	109,342	106,139
Financial assets (Other)
Fair value of assets
Financial assets	38,896	46,145
At fair value
Fair value of assets
Financial assets	201,879	202,880
At fair value | Trading securities [Member]
Fair value of assets
Financial assets	24,240	24,955
At fair value | Derivatives [Member]
Fair value of assets
Financial assets	109,342	106,139
At fair value | Other loans
Fair value of assets
Financial assets	341	566
At fair value | Other equity securities [member]
Fair value of assets
Financial assets	26,592	37,017
At fair value | Level 3
Fair value of assets
Financial assets	2,059	2,052	£ 1,994	£ 1,723
Sensitivity favourable	110	100
Sensitivity unfavourable	110	110
At fair value | Level 3 | Loans
Fair value of assets
Financial assets	642	721
Sensitivity favourable	10	10
Sensitivity unfavourable	10	10
At fair value | Level 3 | Trading securities [Member]
Fair value of assets
Financial assets	2	21
At fair value | Level 3 | Derivatives [Member]
Fair value of assets
Financial assets	993	917
Sensitivity favourable	60	60
Sensitivity unfavourable	60	70
At fair value | Level 3 | Other loans
Fair value of assets
Financial assets	230	207
Sensitivity favourable	10	10
Sensitivity unfavourable	10	10
At fair value | Level 3 | Other equity securities [member]
Fair value of assets
Financial assets	192	186
Sensitivity favourable	30	20
Sensitivity unfavourable	£ 30	£ 20